Document And Entity Information	Oct. 19, 2023
Document Information [Line Items]
Entity, Registrant Name	DORCHESTER MINERALS, L.P.
Document, Type	8-K/A
Document, Period End Date	Oct. 19, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-50175
Entity, Tax Identification Number	81-0551518
Entity, Address, Address Line One	3838 Oak Lawn, Suite 300
Entity, Address, City or Town	Dallas
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	75219
City Area Code	214
Local Phone Number	559-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partnership Interest
Trading Symbol	DMLP
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 10-19-23
Amendment Flag	true
Entity, Central Index Key	0001172358